Portfolio of Investments
Columbia Greater China Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Communication Services 20.2%
Entertainment 3.5%
Bilibili, Inc., ADR(a)	14,850	1,591,623
NetEase, Inc., ADR	55,560	6,552,191
Total		8,143,814
Interactive Media & Services 16.7%
Baidu, Inc., ADR(a)	11,886	2,332,865
Kuaishou Technology(a)	74,520	1,926,515
Tencent Holdings Ltd.	445,000	34,790,505
Total		39,049,885
Total Communication Services		47,193,699
Consumer Discretionary 35.3%
Automobiles 1.3%
Xpeng, Inc., ADR(a)	94,940	3,050,422
Diversified Consumer Services 3.5%
New Oriental Education & Technology Group, Inc., ADR(a)	477,350	4,883,290
TAL Education Group, ADR(a)	82,868	3,312,234
Total		8,195,524
Hotels, Restaurants & Leisure 2.9%
Galaxy Entertainment Group Ltd.(a)	172,000	1,441,166
Melco Resorts & Entertainment Ltd., ADR(a)	61,262	1,053,094
Sands China Ltd.(a)	154,000	703,764
Songcheng Performance Development Co., Ltd., Class A	1,294,001	3,634,021
Total		6,832,045
Household Durables 1.6%
Hangzhou Robam Appliances Co., Ltd., Class A	183,500	1,279,822
Midea Group Co., Ltd., Class A	182,175	2,364,914
Total		3,644,736
Internet & Direct Marketing Retail 17.7%
Alibaba Group Holding Ltd., ADR(a)	131,850	28,210,626
JD.com, Inc., ADR(a)	110,717	8,186,415
Meituan, Class B(a)	142,000	4,977,056
Total		41,374,097
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.6%
China Tourism Group Duty Free Corp., Ltd., Class A	47,300	2,564,194
Zhongsheng Group Holdings Ltd.	129,500	1,077,093
Total		3,641,287
Textiles, Apparel & Luxury Goods 6.7%
Li Ning Co., Ltd.	716,500	6,587,358
Shenzhou International Group Holdings Ltd.	340,900	8,986,269
Total		15,573,627
Total Consumer Discretionary		82,311,738
Consumer Staples 5.5%
Beverages 3.1%
China Resources Beer Holdings Co., Ltd.	240,000	2,129,177
Kweichow Moutai Co., Ltd., Class A	10,700	3,751,723
Wuliangye Yibin Co., Ltd., Class A	27,600	1,376,816
Total		7,257,716
Food Products 2.4%
China Mengniu Dairy Co., Ltd.(a)	740,000	4,380,022
Foshan Haitian Flavouring & Food Co., Ltd., Class A	56,580	1,208,802
Total		5,588,824
Total Consumer Staples		12,846,540
Financials 10.3%
Banks 5.9%
China Construction Bank Corp., Class H	6,378,340	5,255,285
China Merchants Bank Co., Ltd., Class H	397,000	3,673,057
Industrial & Commercial Bank of China Ltd., Class H	5,422,000	3,559,596
Ping An Bank Co., Ltd., Class A	315,232	1,213,862
Total		13,701,800
Insurance 4.4%
AIA Group Ltd.	286,200	3,819,715
Ping An Insurance Group Co. of China Ltd., Class H	588,000	6,422,827
Total		10,242,542
Total Financials		23,944,342
Columbia Greater China Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.8%
Biotechnology 4.7%
BeiGene Ltd., ADR(a)	4,155	1,489,609
Burning Rock Biotech Ltd., ADR(a)	47,209	1,277,948
CStone Pharmaceuticals(a)	450,500	739,605
Everest Medicines Ltd.(a)	156,500	1,469,219
Innovent Biologics, Inc.(a)	170,000	1,960,066
JW Cayman Therapeutics Co., Ltd.(a)	233,500	863,750
Zai Lab Ltd., ADR(a)	18,073	3,210,849
Total		11,011,046
Health Care Providers & Services 1.8%
New Horizon Health Ltd.(a)	443,500	4,170,653
Health Care Technology 0.6%
Alibaba Health Information Technology Ltd.(a)	538,000	1,333,563
Life Sciences Tools & Services 5.1%
WuXi AppTec Co., Ltd., Class H	198,278	4,101,624
WuXi Biologics Cayman, Inc.(a)	532,000	7,895,511
Total		11,997,135
Pharmaceuticals 1.6%
China Animal Healthcare Ltd.(a),(b),(c)	1,050,000	0
CSPC Pharmaceutical Group Ltd.	899,360	1,352,470
Jiangsu Hengrui Medicine Co., Ltd., Class A(a)	65,777	888,167
Sino Biopharmaceutical Ltd.	1,306,750	1,448,311
Total		3,688,948
Total Health Care		32,201,345
Industrials 6.1%
Commercial Services & Supplies 4.3%
Country Garden Services Holdings Co., Ltd.	997,000	10,116,752
Machinery 1.8%
Techtronic Industries Co., Ltd.	224,000	4,216,608
Total Industrials		14,333,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 1.5%
Software 1.5%
Glodon Co., Ltd., Class A	101,100	1,176,233
Kingdee International Software Group Co., Ltd.(a)	479,000	1,820,202
Tuya, Inc.(a)	22,911	546,656
Total		3,543,091
Total Information Technology		3,543,091
Materials 1.6%
Chemicals 0.9%
Skshu Paint Co., Ltd.	58,171	2,075,122
Construction Materials 0.7%
China Resources Cement Holdings Ltd.	1,458,000	1,548,054
Total Materials		3,623,176
Real Estate 2.4%
Real Estate Management & Development 2.4%
China Resources Land Ltd.	612,000	2,891,647
China Resources Mixc Lifestyle Services Ltd.(a)	56,722	324,533
Jinke Smart Services Group Co., Ltd., Class H(a)	294,900	2,479,645
Total		5,695,825
Total Real Estate		5,695,825
Total Common Stocks (Cost $110,654,962)		225,693,116

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(d),(e)	6,546,523	6,545,868
Total Money Market Funds (Cost $6,545,845)		6,545,868
Total Investments in Securities (Cost: $117,200,807)		232,238,984
Other Assets & Liabilities, Net		1,227,977
Net Assets		233,466,961

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2021.
2	Columbia Greater China Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	3,817,762	71,058,166	(68,330,054)	(6)	6,545,868	(105)	5,154	6,546,523
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Greater China Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT158_08_L01_(07/21)